Business Combinations (Details 4) (LPA [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
May 03, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 19,260
Weighted Average Amortizable Life	2 years 4 months 24 days
Project backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	9,640
Weighted Average Amortizable Life	1 year 10 months 24 days
Project pipeline and customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	6,720
Weighted Average Amortizable Life	3 years 7 months 6 days
Non-compete agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	2,500
Weighted Average Amortizable Life	1 year 6 months
Trademark/trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 400
Weighted Average Amortizable Life	1 year 3 months 18 days